Loan Portfolio and Allowance for Credit Losses, Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		$ 44,267	$ 49,595	$ 44,317
Balance at beginning of period		44,267
Loans charged off [Abstract]
Total loan charge offs		152	430	661
Recoveries of loans previously charged off [Abstract]
Total recoveries		464	552	339
Net loans (recoveries) charged off		(312)	(122)	322
(Credit) provision for credit losses		(900)	(5,450)	5,600
Balance at end of period		46,032	44,267
Balance at end of period			44,267	49,595
New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	[1]	151	427	627
Recoveries of loans previously charged off [Abstract]
Total recoveries	[1]	461	550	336
Florida [Member]
Loans charged off [Abstract]
Total loan charge offs		1	3	34
Recoveries of loans previously charged off [Abstract]
Total recoveries		3	2	3
Commercial [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		3,135	4,140	3,999
Balance at beginning of period		3,135
Loans charged off [Abstract]
Total loan charge offs		40	30	36
Recoveries of loans previously charged off [Abstract]
Total recoveries		4	32	10
Net loans (recoveries) charged off		36	(2)	26
(Credit) provision for credit losses		483	(1,007)	167
Balance at end of period		2,596	3,135
Balance at end of period			3,135	4,140
Commercial [Member] | New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	[1]	40	30	36
Recoveries of loans previously charged off [Abstract]
Total recoveries	[1]	4	32	10
Commercial [Member] | Florida [Member]
Loans charged off [Abstract]
Total loan charge offs		0	0	0
Recoveries of loans previously charged off [Abstract]
Total recoveries		0	0	0
Real Estate Mortgage - 1 to 4 Family [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		40,689	44,950	39,748
Balance at beginning of period		40,689
Loans charged off [Abstract]
Total loan charge offs		24	340	404
Recoveries of loans previously charged off [Abstract]
Total recoveries		450	466	317
Net loans (recoveries) charged off		(426)	(126)	87
(Credit) provision for credit losses		(1,561)	(4,387)	5,289
Balance at end of period		43,271	40,689
Balance at end of period			40,689	44,950
Real Estate Mortgage - 1 to 4 Family [Member] | New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	[1]	24	339	404
Recoveries of loans previously charged off [Abstract]
Total recoveries	[1]	450	464	314
Real Estate Mortgage - 1 to 4 Family [Member] | Florida [Member]
Loans charged off [Abstract]
Total loan charge offs		0	1	0
Recoveries of loans previously charged off [Abstract]
Total recoveries		0	2	3
Installment [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		443	505	570
Balance at beginning of period		443
Loans charged off [Abstract]
Total loan charge offs		88	60	221
Recoveries of loans previously charged off [Abstract]
Total recoveries		10	54	12
Net loans (recoveries) charged off		78	6	209
(Credit) provision for credit losses		178	(56)	144
Balance at end of period		165	443
Balance at end of period			443	505
Installment [Member] | New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	[1]	87	58	187
Recoveries of loans previously charged off [Abstract]
Total recoveries	[1]	7	54	12
Installment [Member] | Florida [Member]
Loans charged off [Abstract]
Total loan charge offs		1	2	34
Recoveries of loans previously charged off [Abstract]
Total recoveries		3	0	$ 0
ASU 2016-13 [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		46,620
Recoveries of loans previously charged off [Abstract]
Balance at end of period		46,620	46,620
ASU 2016-13 [Member] | Commercial [Member]
Recoveries of loans previously charged off [Abstract]
Balance at end of period		2,149
ASU 2016-13 [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Recoveries of loans previously charged off [Abstract]
Balance at end of period		44,406
ASU 2016-13 [Member] | Installment [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		65
Recoveries of loans previously charged off [Abstract]
Balance at end of period		65	65
ASU 2016-13 [Member] | Impact of Adoption [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		2,353
Recoveries of loans previously charged off [Abstract]
Balance at end of period		2,353	2,353
ASU 2016-13 [Member] | Impact of Adoption [Member] | Commercial [Member]
Recoveries of loans previously charged off [Abstract]
Balance at end of period		(986)
ASU 2016-13 [Member] | Impact of Adoption [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Recoveries of loans previously charged off [Abstract]
Balance at end of period		3,717
ASU 2016-13 [Member] | Impact of Adoption [Member] | Installment [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		(378)
Recoveries of loans previously charged off [Abstract]
Balance at end of period		$ (378)	$ (378)

[1]	Includes New York, New Jersey, Vermont and Massachusetts.